Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Operating segments

25 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) - our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Others. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of profit or loss before taxes, applying the same accounting policies described in these financial statements, except for the following adjustments as described below: exclusion of financial income and expenses, exclusion of depreciation and amortization expenses, exclusion of profit sharing from equity investments, net of taxes, exclusion of expenses with antitrust agreements described in explanatory note 19, exclusion of donations and social programs, exclusion J&F leniency expenses, exclusion of asset impairments, exclusion fiscal payments and installments, exclusion of expenses related to restructuring projects, exclusion of expenses incurred as a result of the floods in Rio Grande do Sul, exclusion of extemporaneous litigation, write-off tax credits, and exclusion of some other income (expenses).

Brazil: this segment includes all the operating activities of the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of beef by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara: this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America: this segment includes JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA: this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including four hog farms and five feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride: this segment includes PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia: This segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). This segment also sells value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). This segment also operates lamb, pork, and fish, processing facilities in Australia and New Zealand including Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Others: Includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 10% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operating segment are as follows:

	2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	12,590,503	8,774,541	24,285,826	8,115,549	17,863,075	6,648,051	526,323	78,803,868	(1,621,321)	77,182,547
Adjusted EBITDA(1)	964,993	1,538,634	247,278	1,071,208	2,703,375	664,256	3,452	7,193,196	(1,325)	7,191,871

	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885

	2022
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	11,414,350	8,324,233	22,069,092	8,153,051	17,455,092	6,323,297	842,036	74,581,151	(1,967,241)	72,613,910
Adjusted EBITDA(1)	468,933	896,744	2,081,676	756,284	2,084,557	443,880	(7,887)	6,724,187	(2,182)	6,722,005

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:

	2024	2023	2022
Profit (loss) before taxes	2,711,003	(259,728)	3,553,493
Share of profit of equity-accounted investees, net of tax	(2,945)	(9,537)	(11,800)
Net finance expense	1,669,763	1,353,405	1,241,698
Depreciation and amortization	2,189,547	2,149,066	1,907,923
Antitrust agreements (1)	253,731	102,500	101,447
Donations and social programs (2)	22,467	18,166	23,942
J&F Leniency expenses refund (3)	—	—	(93,786)
Impairment of assets (4)	—	26,268	17,396
Restructuring (9)	95,556	52,235	—
Fiscal payments and installments (6)	81,766	—	—
Rio Grande do Sul floods (5)	19,313	—	—
Extemporaneous litigation (7)	61,016	—	—
Reversal of tax credits (8)	58,654	—	—
Other operating income (expense), net (10)	32,000	25,510	(18,308)
Elimination	1,325	2,583	2,182
Total Adjusted EBITDA for operating segments	7,193,196	3,460,468	6,724,187

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations, for Instituto J&F and Fundo Amazônia.
(3)	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax
(4)	Refers to the impairment of assets related to Planterra’s plant on December 31, 2023.
(5)	This refers to the loss incurred as a result of the floods that occurred in Rio Grande do Sul.
(6)	This refers to the special payment program for installment plans of tax processes with penalty exemption and interest reduction.
(7)	This refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
(8)	This refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
(9)	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(10)	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.

Below is net revenue and total assets based on geography, presented for supplemental information.

	2024
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	45,104,352	21,658,326	6,105,791	5,999,271	375,961	79,243,701	(2,061,154)	77,182,547
Total assets	18,488,384	13,926,766	4,827,633	5,002,706	309,238	42,554,727	(1,869,354)	40,685,373

	2023
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	43,121,198	18,160,466	5,771,385	5,979,750	264,904	73,297,703	(379,579)	72,918,124
Total assets	19,639,926	17,674,813	3,764,222	5,297,784	2,088,346	48,465,091	(5,887,257)	42,577,834

	2022
	North and Central America (2)	South America	Australia	Europe	Others	Total	Intercompany elimination (1)	Total
Net revenue	42,934,979	19,022,041	6,373,122	5,588,847	189,715	74,108,704	(1,494,794)	72,613,910
Total assets	28,967,943	16,883,845	3,611,682	5,036,017	2,158,279	56,657,766	(16,772,255)	39,885,511

(1)	Includes intercompany and intersegment transactions.
(2)	Including the holdings located in Europe that are part of the North American operation.